Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2021	2022
	RMB	RMB
Prepayment to location partners(a)	357,060	74,301
VAT receivables	77,527	10,450
Prepayment to service providers(b)	9,753	116,342
Deposits	14,553	14,400
Prepaid expenses	13,133	9,577
Advance payment of income tax	5,383	—
Others	10,131	3,602
Total	487,540	228,672
(a)	It represents entry fees and prepaid commissions to location partners. As discussed in Note 2(s), entry fees paid to location partners are amortized on straight line basis over the contractual period with location partners during which the Group’s equipment is placed in location partners’ venues. In addition, since 2021, when entering into the location partner agreements, the Group agreed to prepay commissions to certain location partners. The amount of the prepayment is based on the pre-agreed forecast of commissions to the location partners during the contractual period. The prepayment is used to offset the actual commissions to be paid to the local partners on monthly basis based on the pre-agreed monthly forecast of commissions. The location partners are obligated to refund to the Group any remaining prepayments if performance target is not met within a pre-agreed period.

The Group is closely monitoring the recoverability of these prepayments to location partners based on the actual performance of each of the location partners. For the years ended December 31, 2021, and 2022, the Group recognized nil and RMB56,385 impairments for the prepaid commissions to the location partners whose businesses were wound up in 2022 as a result of the surge of COVID-19 infections in certain regions.

(b)	It represents the prepayment made to third-party payment processing providers are engaged by Group to facilitate its settlement with network partners and location partners for the commission fees. Depends on the settlement arrangement with different payment processing providers, after the prepayment is made by the Group, the commissions can be drawn down by network partners at their discretions or settled by payment processing providers on a pre-agreed settlement period. Upon settlement, the prepayment made to the payment processing providers and commission payables to network partners and location partners (Note 9) are derecognized accordingly. As of December 31, 2022, both the amounts of the prepayment made to the payment processing providers and commission payables increased as result of the lengthened settlement period agreed with the payment processing provider.